Significant accounting judgements and estimates (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Significant Accounting Judgements And Estimates
Inventories	$ 258,834	$ 332,834	$ 384,513	$ 489,062	$ 72,030
Inventories total	25,883	33,283	38,451	48,906	7,203
Other receivables	$ 154,162	$ 198,237	$ 105,502	$ 134,188	$ 213,644